Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	¥ 1,309,962	¥ 1,056,253	¥ 985,440
Current year additions	287,018	434,837	100,629
Current year reversals	(96,060)	(181,128)	(29,816)
Ending balance	¥ 1,500,920	¥ 1,309,962	¥ 1,056,253